Segmented Information (Capital Expenditures) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Capital expenditures	$ 2,526	$ 2,712	$ 3,476
Canadian Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,226	1,365	1,567
USA Division [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1,285	1,283	1,727
Market Optimization [Member]
Segment Reporting Information [Line Items]
Capital expenditures		3	7
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Capital expenditures	$ 15	$ 61	$ 175